Summary of Significant Accounting Policies - Schedule of Amortization Methods and Estimated Useful Lives (Details)	6 Months Ended
Dec. 31, 2024
Self-Developed Communications Platform [Member]
Summary of Significant Accounting Policies - Schedule of Amortization Methods and Estimated Useful Lives (Details) [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Straight-line method
Finite-Lived Intangible Asset, Useful Life	5 years
Distribution channel [Member]
Summary of Significant Accounting Policies - Schedule of Amortization Methods and Estimated Useful Lives (Details) [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Accelerated method
Finite-Lived Intangible Asset, Useful Life	10 years
Technology [Member]
Summary of Significant Accounting Policies - Schedule of Amortization Methods and Estimated Useful Lives (Details) [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Straight-line method
Backlog [Member]
Summary of Significant Accounting Policies - Schedule of Amortization Methods and Estimated Useful Lives (Details) [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Straight-line method
Finite-Lived Intangible Asset, Useful Life	3 years 9 months
Customer relationship [Member]
Summary of Significant Accounting Policies - Schedule of Amortization Methods and Estimated Useful Lives (Details) [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Accelerated method
Finite-Lived Intangible Asset, Useful Life	8 years 9 months
Apipost data [Member]
Summary of Significant Accounting Policies - Schedule of Amortization Methods and Estimated Useful Lives (Details) [Line Items]
Indefinite-Lived Intangible Assets, Useful Life	Indefinite life
Other [Member]
Summary of Significant Accounting Policies - Schedule of Amortization Methods and Estimated Useful Lives (Details) [Line Items]
Finite-Lived Intangible Assets, Amortization Method	Straight-line method
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum [Member] | Technology [Member]
Summary of Significant Accounting Policies - Schedule of Amortization Methods and Estimated Useful Lives (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member] | Technology [Member]
Summary of Significant Accounting Policies - Schedule of Amortization Methods and Estimated Useful Lives (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years